Costs and expenses - Depreciation and amortization (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	R$ 212,635	R$ 150,928	R$ 54,464
Cost of services
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	82,008	72,935	43,905
General and administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	75,661	44,097	10,555
Selling expenses
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	R$ 54,966	R$ 33,896	R$ 4